NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2019
NET OPERATING REVENUE
NET OPERATING REVENUE

24)  NET OPERATING REVENUE

a)    Accounting policy

Recognition of revenues from services and goods

With the adoption of IFRS 15 on January 1, 2018, for packages combining various fixed network, mobile, data, internet or television products or services, total revenue is now allocated to each performance obligation based on its independent selling prices in relation to the total consideration of the package and recognized when (or as soon as) the obligation is met, regardless of whether or not items are delivered. When packages include a discount on the equipment, there is an increase in revenues recognized for the sale of handsets and other equipment, to the detriment of ongoing service revenue over subsequent periods. To the extent that the packages are marketed at a discount, the difference between the revenue from the sale of equipment and the consideration received from the customer in advance is recognized as a contractual asset in the statement of financial position.

Revenues correspond substantially to the value of the consideration received or receivable arising from the provision of telecommunications, communications, sales of goods, advertising and other revenues, and are presented net of taxes, rebates and returns (in the case of sale of goods), incident on them.

Revenues from sales of public telephone cards and prepaid cellular recharge credits, as well as the respective taxes due are deferred and recognized in income as services are effectively rendered.

Revenues from leasing contracts for equipment classified as financial leasing ("Soluciona IT" product) are recognized at the installation of the equipment, at which time the actual transfer of risk occurs. Revenues are recognized at the present value of future minimum contract payments.

Revenue from the sale of appliances to dealers is accounted for at the time of delivery and not at the time of sale to the final customer.

Revenues from services and goods are basically subject to the following indirect taxes: ICMS or ISS (as the case may be), PIS and COFINS, as the case may be.

b)    Critical estimates and judgments

The Company has billing systems for services with intermediate cut-off dates. Thus, at the end of each month there are revenues already received by the Company, but not effectively invoiced to its customers. These unbilled revenues are recorded based on estimates, which take into account historical consumption data, number of days elapsed since the last billing date, different cycles of information, and data obtained from different sources which is processed by a large number of application and system, among others. These estimates are subject to significant uncertainties.

c)    Breakdown

	2019	2018	2017
Gross operating revenue	66,571,866	65,794,397	66,243,174
Services (1)	60,129,579	61,292,362	62,696,433
Sale of goods (2)	6,442,287	4,502,035	3,546,741

Deductions from gross operating revenue	(22,303,695)	(22,331,657)	(23,036,342)
Taxes	(13,894,361)	(14,559,915)	(16,058,584)
Services	(12,678,809)	(13,820,784)	(15,468,315)
Sale of goods	(1,215,552)	(739,131)	(590,269)

Discounts granted and return of goods	(8,409,334)	(7,771,742)	(6,977,758)
Services	(6,319,584)	(6,288,941)	(5,340,476)
Sale of goods	(2,089,750)	(1,482,801)	(1,637,282)

Net operating revenue	44,268,171	43,462,740	43,206,832
Services	41,131,186	41,182,637	41,887,642
Sale of Goods	3,136,985	2,280,103	1,319,190

(1)   These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.

(2)   These include sale of goods (handsets, SIM cards and accessories) and equipment of “Soluciona TI”.

No single customer contributed more than 10% of gross operating revenue for the years ended December 31, 2019, 2018 and 2017.